Loans and Allowance for Credit Losses, Troubled Debt Restructurings, Current Defaults (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 1,992	$ 2,134
Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	379	216
Commercial Real Estate Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	579	331
Commercial Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	261	69
Lease Financing [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	1	1
Foreign Loans [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	0	1
Total Commercial [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	1,220	618
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	567	1,110
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	55	137
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	94	156
Other revolving credit and installment [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	56	113
Total Consumer [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 772	$ 1,516